Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of exclusive of value added tax with payment
Payment
1	86,777 Euros ($101,520 USD)	Upon signing the Study Agreement and was paid in December 2020
2	86,777 Euros ($101,520 USD)	Obtained approval from ethical committee
3	86,777 Euros ($101,520 USD)	Data collection has commenced
4	130,166 Euros ($152,281 USD)	First half of the participants are tested
5	43,885 Euros ($50,760 USD)	Completion of data collection and delivery of final report

Payment
1	86,777 Euros ($101,520 USD)	Upon signing the Study Agreement and was paid in December 2020
2	86,777 Euros ($101,520 USD)	Obtained approval from ethical committee
3	86,777 Euros ($101,520 USD)	Data collection has commenced
4	130,166 Euros ($152,281 USD)	First half of the participants are tested
5	43,885 Euros ($50,760 USD)	Completion of data collection and delivery of final report

Schedule of UMB minimum royalty payments
Payment	Year
$-	Prior to First Commercial Sale
$-	Year of First Commercial Sale
$25,000	First calendar year following the First Commercial Sale
$25,000	Second calendar year following the First Commercial Sale
$100,000	Third calendar year following the First Commercial Sale

Schedule of milestone payments
Payment	Milestone
$50,000	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product
$100,000	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product
$250,000	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product
$500,000	Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product
$1,000,000	Achievement of First Commercial Sale of Licensed Product

Schedule of shall pay UMB
Payment
1	$92,095	Upon execution of the July 2021 Sponsored Research Agreement
2	$92,095	Six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
3	$92,095	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement